Financing Arrangements - Additional Information (Details)	1 Months Ended								12 Months Ended
	May 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Feb. 29, 2020 USD ($) shares	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Sep. 30, 2021 shares	May 01, 2021 USD ($)	Dec. 31, 2020 shares	Feb. 28, 2020 USD ($)	Feb. 01, 2020	Jan. 31, 2019 USD ($)
Common Class A [Member]
Number of securities called by each warrant or right | shares												1		1
Tranche B [Member] | Venture Capital [Member] | Loan And Security Agreement [Member]
Line of credit facility, maximum borrowing capacity													$ 27,000,000.0
Rigetti Holdings [Member]
Number of securities called by each warrant or right | shares	995,099	398,040
Rigetti Holdings [Member] | Convertible Debt [Member]
Debt instrument measurement input			10.0
Gain loss due to change in fair value of convertible debt											$ 5,191,117
Rigetti Holdings [Member] | Convertible Debt [Member] | Modification Of The Terms Of Debt [Member]
Carrying value of convertible notes based on fair value option															$ 27,767,399
Gain loss on extinguishment of debt										$ 8,711,559
Rigetti Holdings [Member] | Convertible Debt [Member] | Modification Of The Terms Of Debt [Member] | Common Class A [Member]
Debt instrument number of shares issued upon conversion | shares			6,874,309
Rigetti Holdings [Member] | Convertible Debt [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Convertible debt number of shares issuable upon conversion | shares			6,766,614
Rigetti Holdings [Member] | Convertible Debt [Member] | Series C One Redeemable Convertible Preferred Stock [Member]
Convertible debt number of shares issuable upon conversion | shares			16,939,143
Rigetti Holdings [Member] | Convertible Debt [Member] | Series C And C One Redeemable Convertible Preferred Stock [Member] | Modification Of The Terms Of Debt [Member]
Debt instrument fair value of shares to be issued upon conversion															$ 17,612,235
Rigetti Holdings [Member] | Simple Agreements For Future Equity [Member]
Proceeds from other long term debt				$ 1,500,000
Long term debt fixed interest rate percentage											6.00%
Debt instrument conversion price percentage											80.00%
Debt instrument base amount used for calculating amount payable on conversion											$ 300,000,000
Debt instrument measurement input											10.0
Fair value option changes in fair value gain loss											$ 382,397
Rigetti Holdings [Member] | Simple Agreements For Future Equity [Member] | Modification Of The Terms Of Debt [Member]
Carrying value of convertible notes based on fair value option											1,822,397
Gain loss on extinguishment of debt											691,867
Rigetti Holdings [Member] | Loan And Security Agreement [Member] | Non Revolving Term Loan [Member]
Proceeds from other long term debt								$ 6,000,000
Repayment of other long term debt											2,839,261
Long term debt fixed interest rate percentage								9.00%
Rigetti Holdings [Member] | Two Thousand And Eighteen Promissory Notes Agreement [Member] | Convertible Debt [Member]
Long term debt fixed interest rate percentage																	4.00%
Proceeds from convertible debt							$ 1,500,000
Long term debt maturity date																	Nov. 26, 2020
Rigetti Holdings [Member] | Two Thousand And Eighteen Promissory Notes Agreement [Member] | Convertible Debt [Member] | Optionally Convertible Upon A Non Qualified Financing Event [Member]
Debt instrument conversion price percentage																	85.00%
Debt instrument base amount used for calculating amount payable on conversion																	$ 600,000,000
Rigetti Holdings [Member] | Two Thousand And Eighteen Promissory Notes Agreement [Member] | Convertible Debt [Member] | Convertible Upon Occurrence Of Change Of Control [Member]
Debt instrument conversion price percentage																	85.00%
Debt instrument base amount used for calculating amount payable on conversion																	$ 600,000,000
Rigetti Holdings [Member] | Two Thousand And Nineteen Promissory Notes Agreement [Member] | Convertible Debt [Member]
Long term debt fixed interest rate percentage																	6.00%
Proceeds from convertible debt					$ 250,000	$ 19,700,000
Long term debt maturity date																	Dec. 11, 2020
Rigetti Holdings [Member] | Two Thousand And Nineteen Promissory Notes Agreement [Member] | Convertible Debt [Member] | Optionally Convertible Upon A Non Qualified Financing Event [Member]
Debt instrument conversion price percentage																	80.00%
Debt instrument base amount used for calculating amount payable on conversion																	$ 300,000,000
Rigetti Holdings [Member] | Two Thousand And Nineteen Promissory Notes Agreement [Member] | Convertible Debt [Member] | Convertible Upon Occurrence Of Change Of Control [Member]
Debt instrument conversion price percentage																	80.00%
Debt instrument base amount used for calculating amount payable on conversion																	$ 300,000,000
Rigetti Holdings [Member] | Two Thousand And Twenty Promissory Notes Agreement [Member] | Convertible Debt [Member]
Long term debt fixed interest rate percentage														6.00%
Long term debt maturity date																Dec. 11, 2020
Gain loss on extinguishment of debt											$ 489,894
Rigetti Holdings [Member] | Two Thousand And Twenty Promissory Notes Agreement [Member] | Convertible Debt [Member] | Warrants To Purchase Class A Common Stock [Member]
Debt instrument number of warrants issued on conversion | shares			310,937
Warrants not settleable in cash fair value disclosure			$ 62,187
Rigetti Holdings [Member] | Two Thousand And Twenty Promissory Notes Agreement [Member] | Convertible Debt [Member] | Common Class A [Member]
Debt instrument number of shares issued upon conversion | shares			2,036,617
Equity as a result of debt conversion fair value			$ 427,690
Rigetti Holdings [Member] | Two Thousand And Twenty Promissory Notes Agreement [Member] | Convertible Debt [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Debt instrument number of shares issued upon conversion | shares			2,426,113
Redeemable non controlling interest equity preferred fair value			$ 2,200,017
Rigetti Holdings [Member] | Two Thousand And Twenty Promissory Notes Agreement [Member] | Convertible Debt [Member] | Convertible Upon Occurrence Of Change Of Control [Member]
Debt instrument conversion price percentage																80.00%
Rigetti Holdings [Member] | Tranche A [Member] | Venture Capital [Member] | Loan And Security Agreement [Member]
Line of credit facility, maximum borrowing capacity		$ 12,000,000
Line of credit facility, expiration period		48 months
Debt issuance costs, net		$ 1,237,482
Rigetti Holdings [Member] | Tranche B [Member] | Venture Capital [Member] | Loan And Security Agreement [Member]
Line of credit facility, maximum borrowing capacity	$ 15,000,000
Line of credit facility, expiration period	48 months
Line of credit facility, current borrowing capacity	$ 8,000,000
Line of credit facility, remaining borrowing capacity	7,000,000
Withdrawn credit facility	$ 7,000,000
Number of securities called by each warrant or right | shares	995,099
Line of credit facility, interest rate at period end	11.00%
Line of credit facility, final payment fee percentage	2.75%
Interest expense									$ 1,597,744
Unamortized debt issuance expense									$ 88,727